General and Administrative Expenses	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
General and Administrative Expenses

22.	General and Administrative Expenses

General and administrative expenses for the periods ended October 31, 2018 and 2017 are as follows:

	2018	2017
Legal and professional	$898,599	$525,810
Salaries and benefits	791,518	200,274
Supplies	11,748	-
Facility expense	215,922	123,703
Marketing and promotion	302,401	90,673
Travel	159,848	43,611
Office expense	36,535	30,845
Utilities	49,952	-
Business license and fees	35,904	19,362
Repairs and maintenance	4,243	-
Consultants	-	9,088
Commissions	-	4,133
Research and development	5,233	-
Insurance	9,194	-
Bank fees	17,270	2,156
Bad debt	113,028	-
Miscellaneous	56,491	-
General and administrative expenses	$2,707,886	$1,049,655